UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-2454
Oppenheimer Money Market Fund, Inc.
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  July 31
Date of reporting period:  07/31/2009

Item 1. Reports to Stockholders.

*July 31, 2009*

Oppenheimer

# Money Market Fund, Inc.

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

ANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

July 31, 2009 Oppenheimer Management Money Market Commentaries and Fund, Inc. Annual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Manager ANNUAL REPORT Listing of Investments Financial Statements openheimerfunds the right way to invest

NOTES
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s investment strategy, allocations, and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Investors should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
10 | OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of
11 | OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES Continued
the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2009	July 31, 2009	July 31, 2009

Actual
Class A	$1,000.00	$1,001.10	$3.18
Class Y	1,000.00	1,001.90	2.39

Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.62	3.21
Class Y	1,000.00	1,022.41	2.41
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, based on the 6-month period ended July 31, 2009 are as follows:

Class	Expense Ratios

Class A	0.64%
Class Y	0.48
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS July 31, 2009

	Principal
	Amount	Value

Certificates of Deposit—30.5%
Domestic Certificates of Deposit—0.9%
Bank of America NA, 0.40%, 8/25/09	$25,000,000	$25,000,000
Yankee Certificates of Deposit—29.6%
Bank of Montreal, Chicago, 0.34%, 9/16/09	35,000,000	35,000,000
Bank of Nova Scotia, Houston, TX:
0.896%, 9/4/09[1]	30,000,000	30,000,000
0.937%, 9/8/09[1]	50,000,000	50,000,000
BNP Paribas, New York:
0.31%, 9/9/09	45,800,000	45,800,000
0.34%, 9/23/09	40,000,000	40,000,000
0.34%, 10/8/09	4,000,000	4,000,000
0.43%, 8/13/09	30,000,000	30,000,000
Calyon, New York, 0.25%, 8/24/09	28,800,000	28,800,000
Canadian Imperial Bank of Commerce, 0.25%, 9/2/09	15,000,000	15,000,000
National Australia Bank, New York:
0.34%, 11/2/09	5,500,000	5,500,000
0.37%, 12/1/09	35,000,000	35,000,000
0.41%, 8/6/09	24,700,000	24,700,000
Nordea Bank Finland plc, New York, 0.31%, 9/10/09	50,000,000	50,000,000
Rabobank Nederland NV, New York:
0.65%, 2/18/10	6,500,000	6,500,000
0.72%, 7/26/10	18,000,000	18,000,000
0.90%, 6/21/10	36,000,000	36,000,000
0.95%, 6/23/10	7,000,000	7,000,000
1.52%, 3/19/10	19,000,000	19,123,081
Royal Bank of Canada, New York:
0.90%, 9/4/09	40,000,000	40,000,000
1.186%, 8/7/09[1]	28,000,000	28,000,000
Societe Generale, 0.28%, 9/16/09	23,000,000	23,000,000
Societe Generale, New York:
0.605%, 8/3/09	22,000,000	22,000,006
0.605%, 8/5/09	12,300,000	12,300,007
Toronto Dominion Bank, New York:
0.90%, 9/30/09	28,000,000	28,000,000
1.15%, 8/20/09	21,500,000	21,501,675
1.47%, 11/12/09	25,000,000	25,000,000
1.50%, 11/3/09	40,000,000	40,000,000
Westpac Banking Corp., New York:
0.32%, 9/29/09	37,000,000	37,000,000
0.33%, 9/17/09	20,000,000	20,000,000

		777,224,769

Total Certificates of Deposit (Cost $802,224,769)		802,224,769

Direct Bank Obligations—16.4%
Capital One Funding Corp., Series 1996E, 0.67%, 8/3/09[1]	5,116,000	5,116,000
CBA (Delaware) Finance:
0.25%, 9/25/09	12,000,000	11,995,417
0.28%, 10/23/09	6,000,000	5,996,127
0.32%, 8/31/09	10,000,000	9,997,333
0.35%, 8/21/09	15,000,000	14,997,083
0.35%, 9/11/09	25,035,000	25,025,021
0.35%, 9/21/09	15,000,000	14,992,563
0.45%, 8/4/09	43,000,000	42,998,352
Danske Corp.:
0.24%, 9/2/09[2]	10,500,000	10,497,760
0.25%, 8/18/09[2]	40,400,000	40,395,231
National Australia Funding (Delaware), Inc.:
0.28%, 11/3/09	25,000,000	24,981,722
0.36%, 8/12/09[2]	8,300,000	8,299,087
0.39%, 1/7/10[2]	26,000,000	25,955,215
Nordea North America, Inc.:
0.20%, 8/4/09	19,800,000	19,799,588
0.30%, 8/20/09	9,480,000	9,478,499
0.30%, 9/4/09	10,000,000	9,997,167
Scotiabanc, Inc., 0.26%, 10/23/09[2]	24,000,000	23,985,613
F1 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Direct Bank Obligations Continued
Societe Generale North America, Inc.:
0.25%, 9/21/09	$12,900,000	$12,895,431
0.26%, 9/22/09	18,500,000	18,493,052
Toronto Dominion Bank, New York, 0.90%, 9/14/09	25,000,000	25,000,000
U.S. Bank NA, 0.90%, 8/21/09	35,000,000	35,000,000
Westpac Banking Corp., 0.32%, 10/1/09[2]	34,000,000	33,981,564

Total Direct Bank Obligations (Cost $429,877,825)		429,877,825

Short-Term Notes—51.0%
Commercial Banks—3.4%
HSBC USA, Inc., 1.306%, 8/14/09[1]	90,000,000	89,979,331
Diversified Financial Services—2.2%
General Electric Capital Services:
0.31%, 10/23/09	35,000,000	34,974,985
0.31%, 10/26/09	15,000,000	14,988,892
0.37%, 8/31/09	8,500,000	8,497,379

		58,461,256

Food Products—1.8%
Nestle Capital Corp.:
0.50%, 3/15/10[2]	37,400,000	37,263,772
0.51%, 3/16/10[2]	8,500,000	8,472,665

		45,736,437

Insurance—1.8%
Jackson National Life Global Funding, Series 2004-6, 0.398%, 8/15/09[1],[3]	17,500,000	17,500,000
United of Omaha Life Insurance Co., 0.809%, 12/28/09[1]	30,000,000	30,000,000

		47,500,000

Leasing & Factoring—2.7%
American Honda Finance Corp.:
0.763%, 9/18/09[1,4]	26,000,000	26,000,000
0.811%, 8/26/09[1,4]	25,000,000	25,000,000
Toyota Motor Credit Corp., 0.19%, 8/17/09	19,800,000	19,798,328

		70,798,328

Municipal—4.5%
Alamogordo, NM Hospital Improvement & Refunding Bonds, Gerald Champion Medical Center, Series 2007B, 0.60%, 8/1/09[1]	2,700,000	2,700,000
B&D Association LLP/Eye Association of Boca Raton Bonds, B&D Association Project, Series 2005, 0.65%, 8/3/09[1]	2,775,000	2,775,000
CA Pollution Control Finance Authority Solid Waste Revenue Bonds, George Borba & Son Dairy Project, 0.81%, 9/3/09[1]	3,800,000	3,800,000
Capital One Funding Corp. Nts., Series 2000D, 0.67%, 8/3/09[1]	5,328,000	5,328,000
Carterville Development Authority Industrial Development Revenue Bonds, Aquafil USA, Inc. Project, Series 2005, 0.70%, 8/1/09[1]	1,495,000	1,495,000
Columbus, GA Industrial Development Authority Bonds, Litho-Krome Co. Project, Series 2002, 0.60%, 8/1/09[1]	2,325,000	2,325,000
F2 | OPPENHEIMER MONEY MARKET FUND, INC.

	Principal
	Amount	Value
Municipal Continued
Covington, TN Industrial Development Board Revenue Bonds, Charms Co. Project, Series 1992, 0.50%, 8/3/09[1]	$2,500,000	$2,500,000
Falls Church, VA Economic Development Authority Bonds, Tax Analysts, Series 2006B, 0.65%, 8/5/09[1]	3,000,000	3,000,000
Fulton Cnty., GA Development Authority Bonds, Maxon Atlantic Station LLC Project, Series 05, 0.60%, 9/1/09[1]	2,420,000	2,420,000
Gilmer Industrial Development Corp. Industrial Development Authority Revenue Bonds, Duoline Tech, Series 2008B, 0.55%, 9/1/09[1]	2,000,000	2,000,000
Jacksonville Economic Development Commission Special Facilities Bonds, Holland Sheltair Aviation Group, Series 2005A2, 0.60%, 8/3/09[1]	2,300,000	2,300,000
Las Cruces, NM Industrial Revenue Bonds, F&A Dairy Products, Inc. Project, Series 2008, 0.40%, 8/3/09[1]	6,400,000	6,400,000
MA Health & Educational Facilities Authority Bonds, Northeast Hospital Corp., Series 2006I, 0.60%, 8/3/09[1]	3,075,000	3,075,000
Miami-Dade Cnty., FL Industrial Development Authority Revenue Bonds, Waste Management, Inc. of FL Project, Series 2007, 0.55%, 8/3/09[1]	2,000,000	2,000,000
MO Health & Educational Facilities Authority Bonds, Deaconess Long-Term Care of Missouri, Series 1996B, 0.38%, 8/3/09[1]	5,035,000	5,035,000
MS Business Finance Corp. Revenue Bonds, Signal International LLC Project, Series 2004:
1.75%, 8/3/09[1]	600,000	600,000
1.75%, 8/3/09[1]	500,000	500,000
Newton, KS Economic Development Revenue Bonds, Medical Office Plaza Addition, 0.60%, 8/1/09[1]	1,558,000	1,558,000
NJ Housing and Mortgage Finance Agency Multifamily Revenue Bonds, Series 2008G, 0.44%, 11/1/09[1]	3,625,000	3,625,000
Oakland-Alameda Cnty., CA Coliseum Authority Lease Revenue Bonds, Coliseum Project, Series D, 0.36%, 11/1/09[1]	2,610,000	2,610,000
Polk Cnty., FL Industrial Development Authority Revenue Bonds, Watson Clinic, Series 1999, 0.60%, 8/1/09[1]	2,530,000	2,530,000
Porterfield Family Partners LP Bonds, Series 2004, 0.65%, 8/3/09[1]	2,700,000	2,700,000
F3 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Municipal Continued
Richmond, VA Redevelopment Authority Bonds, Old Manchester Project, Series 1995B, 1%, 8/1/09[1]	$1,910,000	$1,910,000
San Jose, CA Financing Authority Bonds, Land Acquisition Refunding Project, Series 2008F, 0.38%, 8/3/09[1]	5,400,000	5,400,000
Savannah College of Art & Design, Inc. Bonds, Series 2004, 0.60%, 8/1/09[1]	1,800,000	1,800,000
Sheltair Aviation Center LLC Nts., Fort Lauderdale Project, Series 2004A, 0.60%, 8/3/09[1]	6,090,000	6,090,000
St. Paul, MN Port Authority Revenue Refunding Bonds, Series 2009-3Z, 0.75%, 8/3/09[1]	1,575,000	1,575,000
Sterling, IL Revenue Bonds, Rock River Redevelopment Project, 0.65%, 8/3/09[1]	3,930,000	3,930,000
Surry Cnty., VA Industrial Development Bonds, Windsor Mill Project, Series 2007, 0.49%, 8/3/09[1]	3,730,000	3,730,000
Taylor Cnty. Development Authority Industrial Development Revenue Bonds, American Colloid Co., Series 2000, 0.65%, 8/1/09[1]	2,900,000	2,900,000
Tuscaloosa Cnty., AL Industrial Development Authority Revenue Bonds, Gulf Opportunity Zone Hunt Refining Project, Series 2009, 0.60%, 8/3/09[1]	10,000,000	10,000,000
United Methodist Church of Gulf Shores, AL Bonds, Series 2004, 0.65%, 8/3/09[1]	3,650,000	3,650,000
WA Economic Development Finance Authority Revenue Bonds, Benaroya Research Institute at Virginia Mason, Series 2006D, 0.55%, 8/1/09[1]	870,000	870,000
Watson Clinic LLP Nts., Series 1999, 0.60%, 8/3/09[1]	7,300,000	7,300,000
Westmoreland Cnty., PA Industrial Development Authority Revenue Bonds, Excela Health System Project, Series 2005D, 0.75%, 8/3/09[1]	1,100,000	1,100,000
Zoological Society of Philadelphia Revenue Bonds, Series 2003, 0.55%, 8/3/09[1]	6,780,000	6,780,000

		118,311,000

Personal Products—3.6%
Procter & Gamble International Funding SCA:
0.996%, 5/7/10[1,2]	13,500,000	13,500,000
1.224%, 2/8/10[1,2]	19,000,000	19,000,000
Reckitt Benckiser Treasury Services plc:
0.40%, 8/3/09[2]	6,000,000	5,999,867
0.40%, 10/27/09[2]	12,000,000	11,988,400
0.53%, 9/11/09[2]	24,350,000	24,335,302
0.55%, 9/3/09[2]	20,000,000	19,989,917

		94,813,486

Pharmaceuticals—1.8%
Roche Holdings, Inc., 1.661%, 2/25/10[1]	47,500,000	47,500,000
F4 | OPPENHEIMER MONEY MARKET FUND, INC.

	Principal
	Amount	Value
Receivables Finance—25.3%
Barton Capital Corp.:
0.30%, 8/3/09[2]	$5,000,000	$4,999,911
0.31%, 10/7/09[2]	19,123,000	19,111,967
0.35%, 8/12/09[2]	13,000,000	12,998,610
Chariot Funding, LLC:
0.32%, 9/8/09[4]	7,000,000	6,997,783
0.32%, 9/15/09[4]	11,200,000	11,195,520
Fairway Finance Corp.:
0.33%, 10/14/09[2]	10,576,000	10,568,826
0.34%, 10/7/09[2]	20,000,000	19,987,344
0.35%, 9/1/09[2]	3,015,000	3,014,091
0.37%, 9/17/09[2]	15,000,000	14,992,754
0.40%, 8/7/09[2]	15,051,000	15,049,997
0.40%, 8/12/09[2]	14,177,000	14,175,267
Falcon Asset Securitization Co. LLC:
0.35%, 8/10/09[2]	33,800,000	33,796,874
0.35%, 8/13/09[2]	26,000,000	25,996,967
Gemini Securitization Corp., 0.37%, 9/24/09[2]	8,000,000	7,995,560
Legacy Capital LLC:
0.60%, 9/2/09	28,300,000	28,284,907
0.65%, 8/6/09	37,500,000	37,496,615
Lexington Parker Capital Co. LLC:
0.60%, 9/1/09[2]	29,000,000	28,985,017
0.60%, 9/9/09[2]	29,600,000	29,580,760
0.60%, 9/18/09[2]	25,000,000	24,980,000
Mont Blanc Capital Corp., 0.23%, 8/5/09[2]	15,000,000	14,999,500
Old Line Funding Corp.:
0.35%, 9/10/09[2]	8,300,000	8,296,772
0.35%, 9/15/09[2]	22,100,000	22,090,331
0.36%, 8/11/09[2]	43,500,000	43,495,650
0.40%, 8/10/09[2]	28,085,000	28,082,192
Ranger Funding Co. LLC:
0.32%, 10/16/09[4]	28,700,000	28,680,612
0.34%, 9/2/09[4]	14,539,000	14,534,606
0.36%, 9/22/09[4]	30,000,000	29,984,400
Thunder Bay Funding LLC:
0.32%, 9/14/09[4]	23,400,000	23,390,848
0.32%, 10/8/09[4]	11,500,000	11,493,049
0.35%, 9/15/09[4]	16,660,000	16,652,711
Yorktown Capital LLC:
0.30%, 8/3/09[2]	35,000,000	34,999,417
0.34%, 10/14/09[2]	30,900,000	30,878,404
0.36%, 8/17/09[2]	7,400,000	7,398,816

		665,186,078

Special Purpose Financial—3.9%
Straight-A Funding LLC, Series I:
0.33%, 10/20/09	24,143,000	24,125,295
0.37%, 9/17/09	20,500,000	20,490,097
Ticonderoga Funding LLC:
0.25%, 8/17/09	3,800,000	3,799,578
0.26%, 8/31/09	10,000,000	9,997,833
0.36%, 10/5/09	20,000,000	19,987,000
0.38%, 9/3/09	12,500,000	12,495,646
0.47%, 8/5/09	10,000,000	9,999,475

		100,894,924

Total Short-Term Notes (Cost $1,339,180,840)		1,339,180,840

U.S. Government Agencies—1.9%
Federal Home Loan Bank, 0.86%, 3/12/10[1] (Cost $50,000,000)	50,000,000	50,000,000
Total Investments, at Value (Cost $2,621,283,434)	99.8%	2,621,283,434
Other Assets Net of Liabilities	0.2	6,381,486

Net Assets	100.0%	$2,627,664,920

F5 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments
Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.
1.     Represents the current interest rate for a variable or increasing rate security.
2.     Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $740,139,420, or 28.17% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.
3.     Illiquid security. The aggregate value of illiquid securities as of July 31, 2009 was $17,500,000, which represents 0.67% of the Fund’s net assets. See Note 4 of accompanying Notes.
4.     Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $193,929,529 or 7.38% of the Fund’s net assets as of July 31, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 31, 2009 based on valuation input levels:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Certificates of Deposit	$—	$802,224,769	$—	$802,224,769
Direct Bank Obligations	—	429,877,825	—	429,877,825
Short-Term Notes	—	1,339,180,840	—	1,339,180,840
U.S. Government Agencies	—	50,000,000	—	50,000,000

Total Assets	$—	$2,621,283,434	$—	$2,621,283,434

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES July 31, 2009

Assets
Investments, at value (cost $2,621,283,434)—see accompanying statement of investments	$2,621,283,434
Cash	2,521,254
Receivables and other assets:
Investments sold (including $5,150,000 sold on a when-issued or delayed delivery basis)	7,290,000
Shares of capital stock sold	6,601,634
Interest	2,410,450
Other	363,081

Total assets	2,640,469,853

Liabilities
Payables and other liabilities:
Shares of capital stock redeemed	11,781,714
Transfer and shareholder servicing agent fees	402,423
Directors’ compensation	391,526
Shareholder communications	145,772
Dividends	16,353
Other	67,145

Total liabilities	12,804,933

Net Assets	$2,627,664,920

Composition of Net Assets
Par value of shares of capital stock	$262,749,999
Additional paid-in capital	2,364,835,599
Accumulated net realized gain on investments	79,322

Net Assets	$2,627,664,920

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,409,279,469 and 2,409,117,878 shares of capital stock outstanding)	$1.00
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $218,385,451 and 218,382,107 shares of capital stock outstanding)	$1.00
See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS For the Year Ended July 31, 2009

Investment Income
Interest	$47,766,832
Other income	138,931

Total investment income	47,905,763

Expenses
Management fees	10,841,173
Transfer and shareholder servicing agent fees:
Class A	4,081,054
Class Y	10,375
Shareholder communications:
Class A	618,885
Class Y	3,600
Insurance expenses	884,473
Directors’ compensation	86,931
Custodian fees and expenses	23,957
Other	240,554

Total expenses	16,791,002
Less reduction to custodian expenses	(216)
Less waivers and reimbursements of expenses	(279,656)

Net expenses	16,511,130

Net Investment Income	31,394,633

Net Realized Gain on Investments	79,322

Net Increase in Net Assets Resulting from Operations	$31,473,955

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended July 31,	2009	2008

Operations
Net investment income	$31,394,633	$84,064,647
Net realized gain	79,322	9,560

Net increase in net assets resulting from operations	31,473,955	84,074,207

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(29,121,740)	(73,272,215)
Class Y	(2,272,893)	(10,792,432)

	(31,394,633)	(84,064,647)
Distributions from net realized gain:
Class A	(8,868)	—
Class Y	(692)	—

	(9,560)	—

Capital Stock Transactions
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A	209,630,196	477,942,840
Class Y	(30,533,111)	(48,036,855)

	179,097,085	429,905,985

Net Assets
Total increase	179,166,847	429,915,545
Beginning of period	2,448,498,073	2,018,582,528

End of period	$2,627,664,920	$2,448,498,073

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS

Class A Year Ended July 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income[1]	.01	.04	.05	.04	.02
Net realized gain (loss)	— [2]	— [2]	—	—	—

Total from investment operations	.01	.04	.05	.04	.02

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.01)	(.04)	(.05)	(.04)	(.02)
Distributions from net realized gain	— [2]	—	— [2]	—	—

Total dividends and/or distributions to shareholders	(.01)	(.04)	(.05)	(.04)	(.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.20%	3.75%	4.87%	3.92%	1.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,409,280	$2,199,582	$1,721,631	$1,596,820	$1,962,575

Average net assets (in thousands)	$2,519,525	$2,030,992	$1,592,926	$1,885,665	$1,856,740

Ratios to average net assets:[4]
Net investment income	1.16%	3.61%	4.76%	3.79%	1.78%
Total expenses	0.63%	0.60%	0.65%	0.62%	0.65%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.62%	0.60%	0.65%	0.62%	0.65%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER MONEY MARKET FUND, INC.

Class Y Year Ended July 31,	2009	2008	2007	2006	2005[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income[2]	.01	.04	.05	.04	.02
Net realized gain (loss)	— [3]	— [3]	—	—	—

Total from investment operations	.01	.04	.05	.04	.02

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.01)	(.04)	(.05)	(.04)	(.02)
Distributions from net realized gain	— [3]	—	— [3]	—	—

Total dividends and/or distributions to shareholders	(.01)	(.04)	(.05)	(.04)	(.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	1.33%	3.91%	5.08%	4.08%	1.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$218,385	$248,916	$296,952	$1,007,940	$25,223

Average net assets (in thousands)	$175,137	$275,465	$433,570	$347,670	$22,892

Ratios to average net assets:[5]
Net investment income	1.30%	3.92%	4.97%	4.52%	2.05%
Total expenses	0.48%[6]	0.44%[6]	0.43%[6]	0.43%[7]	0.52%[6]

1.	For the period from August 27, 2004 (inception of offering) to July 31, 2005.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Reduction to custodian expenses less than 0.005%.

7.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A and Class Y shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class Y shares are sold to certain institutional investors without a front-end sales charge. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Directors.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions.
F12 | OPPENHEIMER MONEY MARKET FUND, INC.

When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of July 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Sold securities	$5,150,000
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
F13 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

Undistributed Net	Undistributed	Accumulated Loss
Investment Income	Long-Term Gains	Carryforward[1,2]

$321,090	$—	$—

1.	During the fiscal year ended July 31, 2009, the Fund did not utilize any capital loss carryforwards.

2.	During the fiscal year ended July 31, 2008, the Fund did not utilize any capital loss carryforwards.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The tax character of distributions paid during the years ended July 31, 2009 and July 31, 2008 was as follows:

	Year Ended	Year Ended
	July 31, 2009	July 31, 2008

Distributions paid from:
Ordinary income	$31,404,193	$84,064,647
Directors’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent directors. Benefits are based on years of service and fees paid to each director during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent directors as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 31, 2009, the Fund’s projected benefit obligations, payments to retired directors and accumulated liability were as follows:

Projected Benefit Obligations Increased	$20,848
Payments Made to Retired Directors	27,132
Accumulated Liability as of July 31, 2009	271,367
The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment,
F14 | OPPENHEIMER MONEY MARKET FUND, INC.

resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F15 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Continued
2. Shares of Capital Stock
The Fund has authorized 7 billion shares of $0.10 par value capital stock. Transactions in shares of capital stock were as follows:

	Year Ended July 31, 2009		Year Ended July 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	2,581,038,201	$2,581,038,201	2,457,262,227	$2,457,262,227
Dividends and/or distributions reinvested	28,833,262	28,833,262	70,022,544	70,022,544
Redeemed	(2,400,241,267)	(2,400,241,267)	(2,049,341,947)	(2,049,341,931)

Net increase	209,630,196	$209,630,196	477,942,824	$477,942,840

Class Y
Sold	241,985,424	$241,985,424	280,922,770	$280,922,770
Dividends and/or distributions reinvested	2,032,279	2,032,279	9,599,428	9,599,428
Redeemed	(274,550,814)	(274,550,814)	(338,559,053)	(338,559,053)

Net decrease	(30,533,111)	$(30,533,111)	(48,036,855)	$(48,036,855)

3. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.450%
Next $500 million	0.425
Next $500 million	0.400
Next $1.5 billion	0.375
Over $3 billion	0.350
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2009, the Fund paid $3,971,819 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Sales Charges. Contingent deferred sales charges (CDSC) do not represent an expense of the Fund. They are deducted from the proceeds of redemptions of Fund shares prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

Class A Contingent Deferred Sales
Year Ended	Charges Retained by Distributor

July 31, 2009	$ 263,899
F16 | OPPENHEIMER MONEY MARKET FUND, INC.

Waivers and Reimbursements of Expenses. The Manager has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield. During the year ended July 31, 2009, the Manager waived $279,656 for Class A shares. There is no guarantee that the Fund will maintain a positive yield. That undertaking may be amended or withdrawn at any time.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% for Class A shares and 0.10% for Class Y shares of average annual net assets. This undertaking may be amended or withdrawn at any time.
4. Illiquid Securities
As of July 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
5. Temporary Guarantee Program for Money Market Funds
The Fund’s Board of Directors has elected for the Fund to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department. The Treasury Department has accepted the Fund’s application to participate in the Program and entered into a Guarantee Agreement with the Fund dated as of September 19, 2008. The Fund has also notified the Treasury Department of its intent to continue its participation in the Program through September 18, 2009. The Program cannot be extended beyond September 18, 2009.
     Under the Program, shareholders of the Fund as of the close of business on September 19, 2008 may be guaranteed against loss in the event that the Fund’s net asset value falls below $0.995. The Program applies only to shareholders of record as of the close of business on September 19, 2008. The number of shares covered by the Program will be the lesser of (a) the number of shares of the Fund owned by the shareholder on September 19, 2008 or (b) the number of shares owned by the shareholder on the date the Fund’s net asset value falls below $0.995. If the number of shares of the Fund a shareholder holds after September 19, 2008 fluctuates during the Program period due to purchases or redemptions of shares, any shares in excess of the amount held as of the close of business on September 19, 2008 will not be covered.
     The Fund paid a fee to participate in the Program’s initial term in the amount equal to 0.01% of the Fund’s net assets as of the close of business on September 19, 2008. The Fund paid a fee to continue its participation in the Program through April 30, 2009 in the amount of 0.015% of the Fund’s net assets as of the close of business on September 19, 2008. The Fund has paid an additional fee to continue its participation in the Program through September 18, 2009 in the amount of 0.015% of the Fund’s net assets as of the
F17 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Continued
5. Temporary Guarantee Program for Money Market Funds Continued
close of business on September 19, 2008. Fees paid by the Fund to participate in the Program are shown as “Insurance expense” on the Statement of Operations.
6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through September 17, 2009, the date the financial statements were available to be issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
7. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor—excluding the Fund. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other complaints have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these complaints allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
F18 | OPPENHEIMER MONEY MARKET FUND, INC.

     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F19 | OPPENHEIMER MONEY MARKET FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors and Shareholders of Oppenheimer Money Market Fund, Inc.:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Money Market Fund, Inc., including the statement of investments, as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Market Fund, Inc. as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
September 17, 2009
F20 | OPPENHEIMER MONEY MARKET FUND, INC.

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2009, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2008. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended July 31, 2009 are qualified dividend income or eligible for the corporate dividend-received deduction.
     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended July 31, 2009, $31,390,875 or 99.99% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $79,322 or 100% of the short-term capital gain distribution paid and to be paid by the Fund qualifies as a short-term capital gain dividend.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
13 | OPPENHEIMER MONEY MARKET FUND, INC.

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Directors (the “Board”), including a majority of the independent Directors, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
14 | OPPENHEIMER MONEY MARKET FUND, INC.

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Carol Wolf, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load money market funds advised by the Manager and funds advised by other investment advisers. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was better than its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other money market funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses are higher than its peer group median. The Board also noted that the Manager has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield.
15 | OPPENHEIMER MONEY MARKET FUND, INC.

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Directors. Fund counsel and the independent Directors’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June 2009, the Board, including a majority of the independent Directors, decided to continue the Agreement for the period through November 30, 2009. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
16 | OPPENHEIMER MONEY MARKET FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the
Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding — Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
17 | OPPENHEIMER MONEY MARKET FUND, INC.

DIRECTORS AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT DIRECTORS	The address of each Director in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Director serves for an annual term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Directors (since 2007), Director (since 2005) Age: 66	Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999- September 2004). Oversees 60 portfolios in the OppenheimerFunds complex.

David K. Downes, Director (since 2007) Age: 69	Independent Chairman GSK Employee Benefit Trust (since April 2006); Director of Correctnet (January 2006-2007); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); Director of Internet Capital Group (information technology company) (since October 2003); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 60 portfolios in the OppenheimerFunds complex.

Matthew P. Fink, Director (since 2005) Age: 68	Trustee of the Committee for Economic Development (policy research founda- tion) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 60 portfolios in the OppenheimerFunds complex.
18 | OPPENHEIMER MONEY MARKET FUND, INC.

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Phillip A. Griffiths, Director (since 2002) Age: 70	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 60 portfolios in the OppenheimerFunds complex.

Mary F. Miller, Director (since 2004) Age: 66	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 60 portfolios in the OppenheimerFunds complex.

Joel W. Motley, Director (since 2002) Age: 57	Managing Director of Public Capital Advisors, LLC (privately held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee of Historic Hudson Valley. Oversees 60 portfolios in the OppenheimerFunds complex.

Mary Ann Tynan, Director (since 2008) Age: 63	Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospital (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 60 portfolios in the OppenheimerFunds complex.

Joseph M. Wikler, Director (since 2005) Age: 68	Director of C-TASC (bio-statistics services (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 60 portfolios in the OppenheimerFunds complex.

Peter I. Wold, Director (since 2005) Age: 61	Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 60 portfolios in the OppenheimerFunds complex.
19 | OPPENHEIMER MONEY MARKET FUND, INC.

DIRECTORS AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INTERESTED DIRECTOR	The address of Mr. Reynolds is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Mr. Reynolds serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Reynolds is an “Interested Director” because of a potential consulting relationship between RSR Partners, which Mr. Reynolds may be deemed to control, and the Manager.

Russell S. Reynolds, Jr., Director (since 1989) Age: 77	Chairman of RSR Partners (formerly “The Directorship Search Group, Inc.”) (corporate governance consulting and executive recruiting) (since 1993); Retired CEO of Russell Reynolds Associates (executive recruiting) (October 1969-March 1993); Life Trustee of International House (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich; Former Director of Greenwich Hospital Association. Oversees 60 portfolios in the OppenheimerFunds complex.

INTERESTED DIRECTOR AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Director for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an annual term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Director due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Director (since 2002) and President and Principal Executive Officer (since 2001) Age: 60	Chairman and Director of the Manager (since June 2001); Chief Executive Officer of the Manager (June 2001-December 2008); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation and Trinity Investment Management Corporation (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 98 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Mr. Zack, Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, for Messrs. Vandehey, Wixted and Ms. Wolf, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an annual term or until his or her resignation, retirement, death or removal.

Carol E. Wolf, Vice President and Portfolio Manager (since 1988) Age: 57	Senior Vice President of the Manager (since June 2000) and of HarbourView Asset Management Corporation (since June 2003); Vice President of the Manager (June 1990-June 2000). A portfolio manager and officer of 7 portfolios in the OppenheimerFunds complex.
20 | OPPENHEIMER MONEY MARKET FUND, INC.

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 58	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of 98 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 49	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 98 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Secretary (since 2001) Age: 60	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 98 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and Officers and is available without charge upon request by calling 1.800.525.7048.
21 | OPPENHEIMER MONEY MARKET FUND, INC.

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3.  Audit Committee Financial Expert.
The Board of Directors of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.
Item 4.  Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $25,900 in fiscal 2009 and $25,900 in fiscal 2008.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed $271,540 in fiscal 2009 and $250,000 in fiscal 2008 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews and professional services for FAS 157.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $6,043 in fiscal 2009 and no such fees in fiscal 2008.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years. to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: Preparation and review of tax returns.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%
(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $277,583 in fiscal 2009 and $250,000 in fiscal 2008 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
a) Not applicable.
b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11.  Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)	(1) Exhibit attached hereto. (2) Exhibits attached hereto. (3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Money Market Fund, Inc.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date:	09/11/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date:	09/11/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	09/11/2009